CONSOLIDATED VIEs (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Consolidated Variable Interest Entities
Schedule of Consolidated VIE assets, non-recourse liabilities and maximum exposure [Table Text Block]
The following table summarizes the Company's total maximum exposure to loss on these Consolidated VIEs, as follows (1):

	March 31, 2016	December 31, 2015
	(In thousands)
Maximum exposure to loss:
Investments and beneficial interests (2)	$81,944	$81,752
Receivables	394	605
Total maximum exposure to loss	$82,338	$82,357

Explanatory Notes:
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(1)	In addition, exposure to loss includes future management fees on the Consolidated VIEs, which are not included in the table.

(2)	Investments made in our Consolidated VIEs are eliminated in consolidation.

The following table summarizes the Company's total maximum exposure to loss on these Consolidated VIEs, as follows (1):

	CIFC LLC	CIFC Corp.	CIFC LLC & CIFC Corp.
	December 31, 2015		December 31, 2014
	(In thousands)
Maximum exposure to loss:
Investments and beneficial interests (2)	$81,752	$—	$46,651
Receivables	605	—	4,200
Total maximum exposure to loss	$82,357	$—	$50,851

Explanatory Notes:
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(1)	In addition, exposure to loss excludes future management fees on the Consolidated VIEs, which are not included in the table.

(2)	Investments made in our Consolidated VIEs are eliminated in consolidation.